DSS AMERICAFIRST TOTAL RETURN BOND FUND Class A: DGQAX Class U: DGQUX Class I: DGQIX SUMMARY PROSPECTUS November 1, 2024

Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund at https://americafirst.fund/regulatory-documents.  You can also get this information at no cost by calling 1-877-217-8501, emailing info@americafirst.fund or by asking any financial intermediary that offers shares of the Fund. The Fund’s prospectus dated November 1, 2024, and statement of additional information, dated November 1, 2024, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, email address or phone number noted above.

Investment Objective:  The Fund seeks to achieve total return from income and capital gains.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A and Class U shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled How to Buy Shares on page 28 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class U	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	2.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	None
Redemption Fee (as a % of amount redeemed, if sold within 90 days)	1.00%	1.00%	1.00%
Wire Transfer Fee	$15	$15	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	8.42%	8.43%	8.44%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses (1)	9.19%	9.95%	8.96%
Fee Waiver and Reimbursement (2)	(8.58)%	(9.34)%	(8.35)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.61%	0.61%	0.61%

(1) The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies (i.e. acquired fund fees and expenses).

(2) The Advisor and the Trust have entered into an expense limitation agreement whereby the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses (exclusive of any (i) front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) specialized pricing services, (vii) proxy costs not borne by the Advisor or another party, (viii) unusual or unanticipated audit costs, (ix) change in service provider transition expenses, and (x) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) in order to limit annual fund operating expenses to 0.59%, 0.59% and 0.59% for Class A, Class U and Class I, respectively.  These expense limitations will remain in effect until at least through October 31, 2025.  During its first year, this agreement may be terminated only by the Fund’s Board of Trustees on written notice to the Advisor.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the date fees have been waived or reimbursed).  The Fund may only make a recoupment payment to the Advisor if such payment does not cause the Fund’s expense ratio (after the recoupment payment is taken into account) to exceed the lesser of (i) the expense limit at the time of the waiver and reimbursement, and (ii) the Fund’s then-current expense limit.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$559	$2,306	$3,910	$7,368
Class U	$311	$2,237	$3,978	$7,629
Class I	$62	$1,860	$3,517	$7,121

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.53% of the average value of the portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.  The Fund defines bonds as debt instruments and exchange-traded funds that primarily invest in debt instruments, as well as forwards, options, options on futures, futures, and swaps on the preceding debt instruments and exchange-traded funds that primarily invest in debt instruments.  However, derivatives are not presently a principal investment strategy of the Fund.  The Fund invests primarily in U.S. dollar denominated investment grade securities of any maturity as well as in exchange-traded funds (“ETFs”) that primarily invest within the preceding restrictions.  The Fund does not have a portfolio level average maturity target.  The Fund defines investment grade securities as those that are rated, at the time of purchase, BBB- or higher by Standard & Poor’s Ratings Group (“S&P”), or other nationally recognized statistical rating agency (NRSRO), or, if unrated, determined to be of comparable quality.  The Fund may invest up to 20% of its assets in below investment grade securities, commonly known as junk bonds.  Additionally, the Fund may invest up to 20% of its assets in non-dollar denominated securities.  Generally, the Fund purchases individual debt securities or purchases an ETF that is representative of a certain group of debt securities, such as U.S. Government debt.

The Fund’s investment advisor, AmericaFirst Wealth Management, Inc., seeks to achieve the Fund’s investment objective by investing primarily in U.S. Government securities and ETFs that invest primarily in investment grade corporate debt.  Debt security selection represents the culmination of the Advisor’s best efforts to seek to assure that the Fund generates interest income and capital gains.  The Advisor seeks to meet this goal by searching for areas of the debt markets that it believes are undervalued.  The identification process includes an outlook on macro-economic factors, interest rates, credit risk, and quantitative trend measures.  A primary quantitative trend measure used by the Advisor is moving average analysis.  When interest rates move above or below short- or long-term moving averages, or if short- and long-term moving averages cross, these can impact the Advisor’s decisions to buy or sell.  The allocation to securities with particular characteristics varies based on the Advisor’s economic views which may include, but are not limited to, inflation, economic growth and Federal Reserve Board monetary policy.  The Advisor allocates assets away from U.S. Government securities when it believes a different sector offers a combination of yield and potential capital gains that is more attractive than U.S. Government securities of similar maturity.  The Advisor generally sells a security in anticipation of market declines, credit downgrades, or to purchase other securities that the Advisor believes may perform better.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

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Interest Rate Risk.  Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates.  Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

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Credit Risk.  There is a risk that issuers will not make payments on securities held by the Fund, resulting in losses to the Fund.

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Debt Securities Risk.  When the Fund invests in debt securities the value of your investment in the Fund will fluctuate with changes in interest rates.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).  Convertible debt is a hybrid security that has characteristics of both debt and equity securities and is subject to risks associated with both debt and equity securities.

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Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

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Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default and are considered speculative.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  If they become illiquid, the market price for these bonds could decrease and reduce the Fund's share price.

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Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.  Because the Fund has no limit on average portfolio maturity the Fund will be more sensitive to interest rate risk when the portfolio manager selects a relatively long portfolio maturity.

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ETF Risk.  When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF.  Therefore, the Fund will incur higher expenses, many of which may be duplicative.  Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

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Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of non-dollar denominated foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  Foreign exchange rates may be volatile.

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U.S. Government Securities Risk.  The credit rating of U.S. Government debt is subject to credit rating downgrades, which may harm security prices.  Certain securities purchased by the Fund, such as government agency debt, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. There is a risk that the U.S. Treasury will not provide financial support to U.S. government agencies or instrumentalities if it is not obligated to do so by law.

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Tracking Risk.  Investment in the Fund should be made with the understanding that the acquired funds, such as ETFs, in which the Fund invests will not be able to replicate exactly the performance of the indices or sector they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

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Turnover Risk.  Because the Fund may realign its holdings frequently, the Fund may have high portfolio turnover rates (significantly in excess of 100%). Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Performance:  The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class A shares for the last ten full calendar years.  The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index.  Prior to November 1, 2024, the Fund followed a different investment strategy.  You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-217-8501.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	Dec-20	10.84%
Worst Quarter:	Sep-21	-22.82%

The year-to-date return as of the most recent calendar quarter which ended September 30, 2024, was 8.92%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

Class A Shares	One Year	Five Years	Ten Years
Return before taxes	-8.72%	-2.89%	-3.36%
Return after taxes on distributions	-8.72%	-2.89%	-3.81%
Return after taxes on distributions and sale of Fund shares	-5.16%	-2.17%	-2.56%
Class I Shares
Return before taxes	-3.50%	-1.39%	-2.23%
Class U Shares
Return before taxes	-6.87%	-2.88%	-3.61%
Bloomberg US Aggregate Bond Index (1) (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
Lipper Alternative Long/Short Equity Funds Index (2) (reflects no deduction for taxes)	10.17%	6.25%	3.65%

(1)

The Fund’s primary broad-based securities market index was changed to reflect the Fund’s new investment strategy.  The Bloomberg US Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade bond market securities, including government, government agency, corporate and mortgage-backed securities and includes the reinvestment of interest.

(2)

The Fund’s prior primary broad-based securities market index was the Lipper Alternative Long/Short Equity Fund Index, which is an equal-dollar-weighted index of the largest mutual funds within Lipper’s Long/Short Equity classification, which is defined as those funds that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options or equity index options.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only one Class and after-tax returns for other Classes will vary.

Advisor:  AmericaFirst Wealth Management, Inc. is the Fund’s investment advisor.

Portfolio Manager:  Daniel Lew, CFA®, Portfolio Manager of the Advisor, serves as the Fund’s Portfolio Manager.  He has served the Fund in this capacity since May 2023 and is primarily responsible for the management of the Fund.

Purchase and Sale of Fund Shares:  For Class A and Class U shares, the minimum initial investment in the Fund is $1,000 for a regular account, $1,000 for an IRA account, or $100 for an automatic investment plan account.  The minimum subsequent investment in these share classes is $50.  For Class I shares, the minimum initial investment is $1,000.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through an individual retirement account or a tax-exempt plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.